UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22583

                               Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, IN 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end:   September 30

Date of reporting period:   September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Lincoln Advisors Trust:

Presidential Managed Risk Funds:

Presidential Managed Risk 2010 Fund

Presidential Managed Risk 2020 Fund

Presidential Managed Risk 2030 Fund

Presidential Managed Risk 2040 Fund

Presidential Managed Risk 2050 Fund

Presidential Managed Risk Moderate Fund

Dear Shareholder:

For the fiscal year ending September 30, 2014, the U.S. equity markets posted very strong returns on the heels of improving economic growth and continued Federal Reserve intervention. The U.S. unemployment rate fell below 6% for the first time since July 2008, a standout in a global economy where growth rates are slowing and unemployment remains a top concern. International equity markets posted more modest returns, weighed down by various regional economic challenges, deflation fears and ongoing geopolitical conflicts.

Market highlights for the one-year period ending September 30, 2014 were:

—	Large capitalization U.S. stocks led the way with a 19.73%, as measured by the S&P 500 Index.
—	Small-cap US stocks posted far more modest returns as the Russell 2000 Index gained 3.93%.
—	Non-U.S. developed markets returned 4.25% as measured by the MSCI EAFE NR Index.
—	Emerging markets rebounded somewhat, up 4.30% as measured by the MSCI Emerging Markets NR Index.
—	The 10-Year U.S. Treasury bond saw its yield decrease from 2.61% to 2.49%.
—	Fixed Income also posted strong results, with the Barclays Capital U.S. Aggregate Bond Index up 3.96%.

While recent market results have been strong, we believe it is important that complacency does not set in with your financial planning. There are many risks that loom despite recent rising equity markets. Among many others, the risk of policy missteps in the disparate strategies of the world’s central bankers, and the impact of slowing growth in Europe are top of mind. Further, in the past year we have experienced several sharp equity market sell-offs and subsequent rapid recoveries, which can be unsettling for many investors. We believe it is important to consistently manage the risks facing your hard earned savings, and we have carefully designed the Presidential® Managed Risk Funds with that in mind.

The unique design of the Presidential® Managed Risk Funds is meant to assist investors as they face the unpredictable nature of capital markets. The Funds provide many of the benefits of traditional asset allocation and target date funds, offering no-maintenance investing and broad global diversification across equities and fixed income. While we believe strongly in the risk reducing properties of global diversification across the world’s equity and fixed income markets, the Presidential Managed Risk Funds do not stop there. The Presidential Managed Risk Funds also target a specific level of risk at all times, where we actively manage risk on a daily basis to reduce volatility and defend against severe losses in down markets. Since their inception, the Funds have held true to their objectives while seeking improved risk-adjusted returns. The Funds have reduced the volatility of their daily NAVs relative to the composite benchmarks and at the same time have provided investors exposure to global equities and fixed income.

This report features performance, commentary, and holding information for the six Presidential® Managed Risk Funds. We hope you find the information helpful as you evaluate your investments with us. Thank you for your continued trust in us and we wish you a healthy and prosperous 2015.

Sincerely,

Daniel R. Hayes

President

Lincoln Investment Advisors Corporation

Presidential® Managed Risk Funds

Presidential® Managed Risk 2010 Fund

Presidential® Managed Risk 2020 Fund

Presidential® Managed Risk 2030 Fund

Presidential® Managed Risk 2040 Fund

Presidential® Managed Risk 2050 Fund

Presidential® Managed Risk Moderate Fund

each a series of Lincoln Advisors Trust

Annual Report

September 30, 2014

Presidential® Managed Risk Funds

Presidential® Managed Risk Funds

2014 Annual Report Commentary (unaudited)

Managed by:

The Presidential® Managed Risk 2010 Fund returned 5.64% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2014, while its composite benchmark, the 2010 Composite1, returned 8.61%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM2, returned 17.91%.

The Presidential® Managed Risk 2020 Fund returned 6.48% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2014, while its composite benchmark, the 2020 Composite3, returned 9.26%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned 17.91%.

The Presidential® Managed Risk 2030 Fund returned 6.61% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2014, while its composite benchmark, the 2030 Composite4, returned 9.78%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned 17.91%.

The Presidential® Managed Risk 2040 Fund returned 7.08% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2014, while its composite benchmark, the 2040 Composite5, returned 10.77%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned 17.91%.

The Presidential® Managed Risk 2050 Fund returned 7.38% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2014, while its composite benchmark, the 2050 Composite6, returned 11.31%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned 17.91%.

The Presidential® Managed Risk Moderate Fund returned 4.57% (Class I shares with dividends reinvested) since its inception on November 1, 2013, while its composite benchmark, the Moderate Composite7, returned 6.70%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned 13.03%.

With the momentum of solid double-digit returns in the first three quarters of 2013, the S&P® 500 Index8, a measure of broad U.S. equity markets, continued to provide significant positive returns during the fourth quarter of 2013 as the U.S. government reopened for business and politicians raised the debt limit. Markets applauded President Obama’s nomination of Janet Yellen to lead the U.S. Federal Reserve. Highlights during the first quarter of 2014 included sluggish economic data driven by a brutal winter and disappointing corporate earnings. Equity markets slightly advanced during the first three months of the year. With the Fed’s taper program well under way and ongoing support from the central bank, investors gained strength in the economic recovery as labor and GDP figures continued to improve. Equity markets rose and market volatility fell during the second quarter of 2014. The equity markets provided slight gains during the third quarter of 2014 as headwinds from divergent central bank policies and valuation concerns caused market volatility to increase significantly. For the one year ended September 30, 2014, the S&P® 500 Index posted a total return of 19.73% with dividends reinvested.

Developed equity markets outside of the United States considerably lagged U.S. equity markets for the year. Despite the continued economic stimulus support from the European Central Bank and Bank of Japan, heightened geopolitical risks, lack of progress in structural economic reform and deflation concerns led to meager returns. The MSCI EAFE NR Index9, a measure of developed market equities, returned 4.25% for the one year ended September 30, 2014. Emerging Markets struggled as well as the MSCI Emerging Markets NR Index10 which returned 4.30% for the same period due to sustainable economic growth concerns from key countries such as Russia, Brazil and China.

Fixed income delivered positive returns as yields fell for the year. The 10-Year U.S. Treasury bond, widely viewed as a bellwether for the broader bond market, saw its yield decrease to 2.49% (as of September 30, 2014) from 2.61% the year prior (one-year ended September 30, 2013). The yield hit a two-year high at the end of December 2013 and fell back despite the completion of the Fed’s taper program. The broad decrease in yields aided bond investors as bond prices increase as yields fall. The Barclays Capital U.S. Aggregate Bond Index11 gained 3.96% for the year ended September 30, 2014.

Since their inception, the Presidential Managed Risk Funds have provided investors broad diversification across global equity and fixed income markets while also providing ongoing risk management. The Funds’ strategy seeks to stabilize the overall level of volatility of each Fund while also providing downside protection.

Each of the Funds was successful in reducing their overall volatility throughout the 12-month period ending September 30, 2014. Over the past year, the Funds have experienced reduced volatility of their daily NAVs relative to their applicable composite benchmarks as measured by annualized standard deviation. Given the continued heightened level of global equity market volatility in January 2014, the risk managed strategy contributed to Fund performance. This reduction in downside exposure generally detracted from results relative to unprotected benchmarks when equity markets rallied through the first quarter of 2014.

The Funds benefitted throughout the year from their participation in broad U.S. equity markets, most notably through exposure to U. S. large cap and U.S. mid cap equities. Holdings in the SPDR® S&P 500 ETF and the iShares Core S&P Mid-Cap ETF both contributed to returns for the Funds by providing exposure to U.S. large and mid-cap stocks, respectively. A detractor from performance was the Funds small exposure to commodities through the iShares S&P GSCI Commodity-Indexed Trust ETF. On the fixed income side, contributors to performance included exposure to broad investment grade credit through the Vanguard Total Bond Market ETF. The Funds were negatively impacted by exposure to global fixed income through the SPDR® Barclays Capital International Treasury Bond ETF.

David A Weiss, CFA

Kevin J. Adamson, CPA

Lincoln Investment Advisors Corporation

The views expressed represent the Manager’s assessment of the Funds and market environment as of the most recent quarter end and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice.

Presidential® Managed Risk Funds–1

Presidential® Managed Risk Funds

2014 Annual Report Commentary (continued)

Presidential® Managed Risk 2010 Fund

Growth of $10,000 invested 11/2/11 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2010 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,237 for Class A, $11,831 for Class C and $12,007 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/14. The same $10,000 would have increased to $13,178 for the 2010 Composite, and increased to $16,633 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
One Year	+ 5.16%
Inception (11/2/11)	+ 5.94%
Class I Shares
One Year	+ 5.64%
Inception (11/2/11)	+ 6.48%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	0.70%	+ 5.38%
Inception (11/2/11)	+	4.08%	+ 6.22%

Presidential® Managed Risk 2020 Fund

Growth of $10,000 invested 11/2/11 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2020 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,500 for Class A, $12,109 for Class C and $12,288 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/14. The same $10,000 would have increased to $13,535 for the 2020 Composite, and increased to $16,633 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
One Year	+ 5.91%
Inception (11/2/11)	+ 6.79%
Class I Shares
One Year	+ 6.48%
Inception (11/2/11)	+ 7.32%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	+	0.11%	+ 6.23%
Inception (11/2/11)	+	4.91%	+ 7.06%

Presidential® Managed Risk Funds–2

Presidential® Managed Risk Funds

2014 Annual Report Commentary (continued)

Presidential® Managed Risk 2030 Fund

Growth of $10,000 invested 11/2/11 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2030 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,548 for Class A, $12,160 for Class C and $12,339 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/14. The same $10,000 would have increased to $13,911 for the 2030 Composite, and increased to $16,633 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
One Year	+ 6.03%
Inception (11/2/11)	+ 6.94%
Class I Shares
One Year	+ 6.61%
Inception (11/2/11)	+ 7.48%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	+	0.25%	+ 6.37%
Inception (11/2/11)	+	5.06%	+ 7.22%

Presidential® Managed Risk 2040 Fund

Growth of $10,000 invested 11/2/11 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2040 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,891 for Class A, $12,521 for Class C and $12,705 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/14. The same $10,000 would have increased to $14,682 for the 2040 Composite, and increased to $16,633 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
One Year	+ 6.50%
Inception (11/2/11)	+ 8.02%
Class I Shares
One Year	+ 7.08%
Inception (11/2/11)	+ 8.56%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	+	0.65%	+ 6.83%
Inception (11/2/11)	+	6.12%	+ 8.30%

Presidential® Managed Risk Funds–3

Presidential® Managed Risk Funds

2014 Annual Report Commentary (continued)

Presidential® Managed Risk 2050 Fund

Growth of $10,000 invested 11/2/11 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2050 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $12,031 for Class A, $12,672 for Class C and $12,856 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/14. The same $10,000 would have increased to $16,633 for the Wilshire 5000 Total Market IndexSM, and increased to $15,346 for the 2050 Composite. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
One Year	+ 6.90%
Inception (11/2/11)	+ 8.46%
Class I Shares
One Year	+ 7.38%
Inception (11/2/11)	+ 9.00%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	+	0.97%	+ 7.13%
Inception (11/2/11)	+	6.55%	+ 8.74%

Presidential® Managed Risk Moderate Fund

Growth of $10,000 invested 11/1/13 through 9/30/14

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk Moderate Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/1/13 (commencement of operations). As the chart shows, by 9/30/14, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $9,833 for Class A, $10,407 for Class C and $10,457 for Class I shares. For comparison, look at how the benchmarks did from 11/1/13 through 9/30/14. The same $10,000 would have increased to $10,670 for the Moderate Composite, and increased to $11,303 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/14
Class C Shares
Inception (11/1/13)	+ 4.07%
Class I Shares
Inception (11/1/13)	+ 4.57%

Average annual total returns on investment	Ended 9/30/14

	Including Sales Charge		Excluding Sales Charge
Class A Shares
Inception (11/1/13)	-	1.67%	+ 4.33%

Presidential® Managed Risk Funds–4

Presidential® Managed Risk Funds

2014 Annual Report Commentary (continued)

1.

The 2010 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The 2010 Composite is constructed as follows: 13% Barclays Capital U.S. TIPS Index[12], 37% Barclays Capital U.S. Aggregate Bond Index, 35% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE NR Index and 1% MSCI Emerging Markets NR Index.

2.

The Wilshire 5000 Total Market IndexSM (formerly known as the Dow Jones Wilshire 5000 IndexSM) consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

3.

The 2020 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2020 Composite is constructed as follows: 11% Barclays Capital U.S. TIPS Index, 29% Barclays Capital U.S. Aggregate Bond Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE NR Index and 2% MSCI Emerging Markets NR Index.

4.

The 2030 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2030 Composite is constructed as follows: 7% Barclays Capital U.S. TIPS Index, 26% Barclays Capital U.S. Aggregate Bond Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE NR Index and 3% MSCI Emerging Markets NR Index.

5.

The 2040 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2040 Composite is constructed as follows: 1% Barclays Capital U.S. TIPS Index, 18% Barclays Capital U.S. Aggregate Bond Index, 49% Wilshire 5000 Total Market IndexSM, 29% MSCI EAFE NR Index and 3% MSCI Emerging Markets NR Index.

6.

The 2050 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2050 Composite is constructed as follows: 6% Barclays Capital U.S. Aggregate Bond Index, 52% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index.

7.

The Moderate Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The Moderate Composite is constructed as follows: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Bond Index, 15% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index.

8.	The S&P 500® Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

9.

The MSCI EAFE NR Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets (Europe, Australia/Asia, and the Far East), excluding the U.S. and Canada. The index return calculation assumes the reinvestment of dividends net of withholding taxes.

10.

The MSCI Emerging Markets NR Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. The index return calculation assumes the reinvestment of dividends net of withholding taxes.

11.

The Barclays Capital U.S. Aggregate Bond Index measures the performance of more than 8,500 publicly issued investment grade (Baa3/BBB- or better) corporate, U.S. government and mortgage-and asset-backed securities with at least one year to maturity and at least $250 million par amount outstanding.

12.

The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of $100 million U.S. dollars.

Presidential® Managed Risk Funds–5

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period April 1, 2014 to September 30, 2014

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge certain transaction fees, redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

Presidential® Managed Risk 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,014.00	0.90%	$4.54
Class C	1,000.00	1,012.30	1.15%	5.80
Class I	1,000.00	1,014.90	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,014.60	0.90%	$4.55
Class C	1,000.00	1,012.90	1.15%	5.80
Class I	1,000.00	1,015.40	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,012.80	0.90%	$4.54
Class C	1,000.00	1,011.10	1.15%	5.80
Class I	1,000.00	1,013.60	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk Funds–6

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Presidential® Managed Risk 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,013.30	0.90%	$4.54
Class C	1,000.00	1,011.60	1.15%	5.80
Class I	1,000.00	1,014.10	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,014.90	0.90%	$4.55
Class C	1,000.00	1,013.20	1.15%	5.80
Class I	1,000.00	1,015.70	0.65%	3.28

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk Moderate Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual
Class A	$1,000.00	$1,018.70	0.90%	$4.55
Class C	1,000.00	1,016.70	1.15%	5.81
Class I	1,000.00	1,019.60	0.65%	3.29

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

*“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

Presidential® Managed Risk Funds–7

Presidential® Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of September 30, 2014

Presidential® Managed Risk 2010 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.35%

Equity Funds	30.09%
Fixed Income Funds	44.64%
International Equity Funds	16.93%
International Fixed Income Fund	5.80%
Money Market Fund	1.89%

Total Value of Securities	99.35%

Receivables and Other Assets Net of Liabilities	0.65%

Total Net Assets	100.00%

Presidential® Managed Risk 2020 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.82%

Equity Funds	36.80%
Fixed Income Funds	33.68%
International Equity Funds	21.60%
International Fixed Income Fund	4.83%
Money Market Fund	2.91%

Total Value of Securities	99.82%

Receivables and Other Assets Net of Liabilities	0.18%

Total Net Assets	100.00%

Presidential® Managed Risk 2030 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.99%

Commodity Fund	0.94%
Equity Funds	38.33%
Fixed Income Funds	25.51%
International Equity Funds	26.04%
International Fixed Income Fund	4.77%
Money Market Fund	4.40%

Total Value of Securities	99.99%

Receivables and Other Assets Net of Liabilities	0.01%

Total Net Assets	100.00%

Presidential® Managed Risk 2040 Fund
Security Type/Sector	Percentage of Net Assets

Investment Companies	100.12%

Commodity Fund	0.94%
Equity Funds	43.14%
Fixed Income Funds	16.71%
International Equity Funds	31.67%
International Fixed Income Fund	2.86%
Money Market Fund	4.80%

Total Value of Securities	100.12%

Liabilities Net of Receivables and Other Assets	(0.12%)

Total Net Assets	100.00%

Presidential® Managed Risk 2050 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.52%
Commodity Fund	0.92%
Equity Funds	45.78%
Fixed Income Funds	5.74%
International Equity Funds	39.02%
International Fixed Income Fund	0.93%
Money Market Fund	7.13%

Total Value of Securities	99.52%

Receivables and Other Assets Net of Liabilities	0.48%

Total Net Assets	100.00%

Presidential® Managed Risk Moderate Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.28%

Commodity Fund	0.94%
Equity Funds	33.63%
Fixed Income Funds	36.37%
International Equity Funds	20.44%
International Fixed Income Fund	4.78%
Money Market Fund	3.12%

Total Value of Securities	99.28%

Receivables and Other Assets Net of Liabilities	0.72%

Total Net Assets	100.00%

Presidential® Managed Risk Funds–8

Presidential® Managed Risk 2010 Fund

Statement of Net Assets

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.35%
Equity Funds–30.09%
iShares Core S&P Mid-Cap ETF	4,381	$599,058
iShares Russell 2000 Index Fund	2,708	296,120
SPDR® S&P 500 ETF	19,602	3,861,986

		4,757,164

Fixed Income Funds–44.64%
iShares Barclays 0-5 Year TIPS Bond Fund	6,218	624,847
iShares Barclays TIPS Bond Fund	9,669	1,083,605
iShares Floating Rate Note Fund	12,423	631,461
SPDR® Barclays Capital High Yield Bond ETF	7,698	309,306
Vanguard Mortgage-Backed Securities ETF	14,983	787,656
Vanguard Short-Term Bond ETF	7,864	629,670
Vanguard Total Bond Market ETF	36,498	2,990,281

		7,056,826

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–16.93%
iShares Core MSCI Emerging Markets ETF	5,744	$287,430
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	14,652	440,146
Vanguard FTSE Developed Markets ETF	49,053	1,949,857

		2,677,433

International Fixed Income Fund–5.80%
SPDR® Barclays Capital International
Treasury Bond ETF	15,983	916,945

		916,945

Money Market Fund–1.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	298,617	298,617

		298,617

Total Investment Companies (Cost $14,100,083)		15,706,985

TOTAL VALUE OF SECURITIES–99.35% (Cost $14,100,083)	15,706,985
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	102,410

NET ASSETS APPLICABLE TO 1,367,666 SHARES OUTSTANDING–100.00%	$15,809,395

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS A ($15,677,094 / 1,356,238 Shares)	$11.56

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS C ($11,834 / 1,026 Shares)	$11.53

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS I ($120,467 / 10,402 Shares)	$11.58

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$14,306,415
Undistributed net investment income	130,974
Accumulated net realized loss on investments	(251,026)
Net unrealized appreciation of investments and derivatives	1,623,032

Total net assets	$15,809,395

«	Includes $38,200 cash and $33,431 foreign currencies pledged as collateral for futures contracts and $13,670 payable for securities purchased as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2010 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.56
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.71

Offering price	$12.27

Presidential® Managed Risk Funds–9

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(695,497)	$(687,925)	12/22/14	$7,572
(3) Euro Currency	(484,310)	(473,813)	12/16/14	10,497
(9) Euro STOXX 50 Index	(364,448)	(366,387)	12/22/14	(1,939)

	$(1,544,255)			$16,130

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–10

Presidential® Managed Risk 2020 Fund

Statement of Net Assets

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.82%
Equity Funds–36.80%
iShares Core S&P Mid-Cap ETF	6,932	$947,882
iShares Russell 2000 Index Fund	5,147	562,824
SPDR® S&P 500 ETF	29,781	5,867,453

		7,378,159

Fixed Income Funds–33.68%
iShares Barclays 0-5 Year TIPS Bond Fund	3,940	395,930
iShares Barclays TIPS Bond Fund	8,743	979,828
iShares Floating Rate Note Fund	11,790	599,286
SPDR® Barclays Capital High Yield Bond ETF	4,875	195,877
Vanguard Mortgage-Backed Securities ETF	11,380	598,247
Vanguard Short-Term Bond ETF	9,954	797,017
Vanguard Total Bond Market ETF	38,912	3,188,060

		6,754,245

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–21.60%
iShares Core MSCI Emerging Markets ETF	10,910	$545,936
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	18,542	557,002
Vanguard FTSE Developed Markets ETF	81,201	3,227,740

		4,330,678

International Fixed Income Fund–4.83%
SPDR® Barclays Capital International Treasury Bond ETF	16,864	967,488

		967,488

Money Market Fund–2.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	583,952	583,952

		583,952

Total Investment Companies (Cost $17,794,389)		20,014,522

TOTAL VALUE OF SECURITIES–99.82% (Cost $17,794,389)	20,014,522
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	36,676

NET ASSETS APPLICABLE TO 1,693,611 SHARES OUTSTANDING–100.00%	$20,051,198

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS A ($19,338,224 / 1,633,501 Shares)	$11.84

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS C ($12,113 / 1,025.3 Shares)	$11.81

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS I ($700,861 / 59,085 Shares)	$11.86

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$18,089,579
Undistributed net investment income	177,525
Accumulated net realized loss on investments	(458,216)
Net unrealized appreciation of investments and derivatives	2,242,310

Total net assets	$20,051,198

«

Includes $54,000 cash and $48,290 foreign currencies pledged as collateral for futures contracts, $6,022 payable for securities purchased and $76,389 payable for Fund shares redeemed as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2020 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.84
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.72

Offering price	$12.56

Presidential® Managed Risk Funds–11

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10) E-mini S&P 500 Index	$(993,567)	$(982,750)	12/22/14	$10,817
(4) Euro Currency	(645,747)	(631,750)	12/16/14	13,997
(13) Euro STOXX 50 Index	(526,589)	(529,226)	12/22/14	(2,637)

	$(2,165,903)			$22,177

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–12

Presidential® Managed Risk 2030 Fund

Statement of Net Assets

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.99%
Commodity Fund–0.94%
†iShares S&P GSCI Commodity-Indexed Trust	3,389	$100,281

		100,281

Equity Funds–38.33%
iShares Core S&P Mid-Cap ETF	3,644	498,281
iShares Russell 2000 Index Fund	2,704	295,682
SPDR® S&P 500 ETF	16,689	3,288,067

		4,082,030

Fixed Income Funds–25.51%
iShares Barclays 0-5 Year TIPS Bond Fund	2,069	207,914
iShares Barclays TIPS Bond Fund	1,839	206,097
iShares Floating Rate Note Fund	4,129	209,877
SPDR® Barclays Capital High Yield Bond ETF	2,561	102,901
Vanguard Mortgage-Backed Securities ETF	3,986	209,544
Vanguard Short-Term Bond ETF	2,615	209,383
Vanguard Total Bond Market ETF	19,167	1,570,352

		2,716,068

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.04%
iShares Core MSCI Emerging Markets ETF	7,648	$382,706
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9,747	292,800
Vanguard FTSE Developed Markets ETF	47,707	1,896,353
Vanguard Total World Stock ETF	3,334	201,307

		2,773,166

International Fixed Income Fund–4.77%
SPDR® Barclays Capital International Treasury Bond ETF	8,859	508,241

		508,241

Money Market Fund–4.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	468,980	468,980

		468,980

Total Investment Companies (Cost $9,157,450)		10,648,766

TOTAL VALUE OF SECURITIES–99.99% (Cost $9,157,450)	10,648,766
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	787

NET ASSETS APPLICABLE TO 895,718 SHARES OUTSTANDING–100.00%	$10,649,553

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS A ($10,323,632 / 868,357 Shares)	$11.89

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS C ($12,165 / 1,025.3 Shares)	$11.86

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS I ($313,756 / 26,336 Shares)	$11.91

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$9,204,931
Undistributed net investment income	104,270
Accumulated net realized loss on investments	(162,830)
Net unrealized appreciation of investments and derivatives	1,503,182

Total net assets	$10,649,553

†	Non-income producing for the period.

«

Includes $31,600 cash and $29,717 foreign currencies pledged as collateral for futures contracts, $52,919 payable for securities purchased and $8,082 payable for Fund shares redeemed as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2030 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.89
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.73

Offering price	$12.62

Presidential® Managed Risk Funds–13

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6) E-mini S&P 500 Index	$(596,141)	$(589,650)	12/22/14	$6,491
(2) Euro Currency	(322,873)	(315,875)	12/16/14	6,998
(8) Euro STOXX 50 Index	(324,055)	(325,678)	12/22/14	(1,623)

	$(1,243,069)			$11,866

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–14

Presidential® Managed Risk 2040 Fund

Statement of Net Assets

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.12%
Commodity Fund–0.94%
†iShares S&P GSCI Commodity-Indexed Trust	2,848	$84,272

		84,272

Equity Funds–43.14%
iShares Core S&P Mid-Cap ETF	3,063	418,835
iShares Russell 2000 Index Fund	3,030	331,331
SPDR® S&P 500 ETF	15,785	3,109,961

		3,860,127

Fixed Income Funds–16.71%
iShares Barclays 0-5 Year TIPS Bond Fund	873	87,728
iShares Floating Rate Note Fund	1,739	88,393
SPDR® Barclays Capital High Yield Bond ETF	2,156	86,628
Vanguard Mortgage-Backed Securities ETF	3,352	176,215
Vanguard Short-Term Bond ETF	2,201	176,234
Vanguard Total Bond Market ETF	10,743	880,174

		1,495,372

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–31.67%
iShares Core MSCI Emerging Markets ETF	6,424	$321,457
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,188	245,967
Vanguard FTSE Developed Markets ETF	48,511	1,928,312
Vanguard Total World Stock ETF	5,603	338,309

		2,834,045

International Fixed Income Fund–2.86%
SPDR® Barclays Capital International Treasury Bond ETF	4,470	256,444

		256,444

Money Market Fund–4.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	429,214	429,214

		429,214

Total Investment Companies (Cost $7,654,452)		8,959,474

TOTAL VALUE OF SECURITIES–100.12% (Cost $7,654,452)	8,959,474
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(11,051)

NET ASSETS APPLICABLE TO 732,429 SHARES OUTSTANDING–100.00%	$8,948,423

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS A ($5,984,754 / 490,153 Shares)	$12.21

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS C ($12,524 / 1,028 Shares)	$12.18

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS I ($2,951,145 / 241,248 Shares)	$12.23

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$7,890,172
Undistributed net investment income	80,597
Accumulated net realized loss on investments	(338,558)
Net unrealized appreciation of investments and derivatives	1,316,212

Total net assets	$8,948,423

†	Non-income producing for the period.

«

Includes $27,000 cash and $22,287 foreign currencies pledged as collateral for futures contracts, $5,318 payable for securities purchased and $77,536 payable for Fund shares redeemed as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2040 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$12.21
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.74

Offering price	$12.95

Presidential® Managed Risk Funds–15

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(496,784)	$(491,375)	12/22/14	$5,409
(2) Euro Currency	(322,873)	(315,875)	12/16/14	6,998
(6) Euro STOXX 50 Index	(243,041)	(244,258)	12/22/14	(1,217)

	$(1,062,698)			$11,190

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–16

Presidential® Managed Risk 2050 Fund

Statement of Net Assets

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.52%
Commodity Fund–0.92%
†iShares S&P GSCI Commodity-Indexed Trust	1,650	$48,824

		48,824

Equity Funds–45.78%
iShares Core S&P Mid-Cap ETF	1,775	242,713
iShares Russell 2000 Index Fund	1,756	192,019
SPDR® S&P 500 ETF	10,168	2,003,299

		2,438,031

Fixed Income Funds–5.74%
iShares Barclays 0-5 Year TIPS Bond Fund	503	50,546
Vanguard Short-Term Bond ETF	638	51,085
Vanguard Total Bond Market ETF	2,489	203,924

		305,555

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–39.02%
iShares Core MSCI Emerging Markets ETF	4,655	$232,936
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,331	190,183
Vanguard FTSE Developed Markets ETF	36,696	1,458,666
Vanguard Total World Stock ETF	3,248	196,114

		2,077,899

International Fixed Income Fund–0.93%
SPDR® Barclays Capital International Treasury Bond ETF	864	49,568

		49,568

Money Market Fund–7.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	379,619	379,619

		379,619

Total Investment Companies (Cost $4,308,679)		5,299,496

TOTAL VALUE OF SECURITIES–99.52% (Cost $4,308,679)	5,299,496
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	25,299

NET ASSETS APPLICABLE TO 432,572 SHARES OUTSTANDING–100.00%	$5,324,795

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS A ($2,336,406 / 189,997 Shares)	$12.30

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS C ($12,670 / 1,033 Shares)	$12.27

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS I ($2,975,719 / 241,542 Shares)	$12.32

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$4,561,819
Undistributed net investment income	51,632
Accumulated net realized loss on investments	(288,905)
Net unrealized appreciation of investments and derivatives	1,000,249

Total net assets	$5,324,795

†	Non-income producing for the period.

«	Includes $17,800 cash and $14,858 foreign currencies pledged as collateral for futures contracts and $4,966 payable for securities purchased as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2050 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$12.30
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.75

Offering price	$13.05

Presidential® Managed Risk Funds–17

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(298,070)	$(294,825)	12/22/14	$3,245
(2) Euro Currency	(322,873)	(315,875)	12/16/14	6,998
(4) Euro STOXX 50 Index	(162,028)	(162,839)	12/22/14	(811)

	$(782,971)			$9,432

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–18

Presidential® Managed Risk Moderate Fund

Statement of Net Assets

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.28%
Commodity Fund–0.94%
†iShares S&P GSCI Commodity-Indexed Trust	785	$23,228

		23,228

Equity Funds–33.63%
iShares Core S&P Mid-Cap ETF	507	69,327
iShares Russell 2000 Index Fund	627	68,562
SPDR® S&P 500 ETF	3,508	691,146

		829,035

Fixed Income Funds–36.37%
iShares Barclays TIPS Bond Fund	426	47,742
iShares Floating Rate Note Fund	1,917	97,441
SPDR® Barclays Capital High Yield Bond ETF	1,781	71,561
Vanguard Mortgage-Backed Securities ETF	462	24,287
Vanguard Short-Term Bond ETF	1,212	97,045
Vanguard Total Bond Market ETF	6,815	558,353

		896,429

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–20.44%
iShares Core MSCI Emerging Markets ETF	1,771	$88,621
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,505	45,210
Vanguard FTSE Developed Markets ETF	9,308	369,993

		503,824

International Fixed Income Fund–4.78%
SPDR® Barclays Capital International Treasury Bond ETF	2,054	117,838

		117,838

Money Market Fund–3.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	76,814	76,814

		76,814

Total Investment Companies (Cost $2,394,973)		2,447,168

TOTAL VALUE OF SECURITIES–99.28% (Cost $2,394,973)	2,447,168
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.72%	17,708

NET ASSETS APPLICABLE TO 237,365 SHARES OUTSTANDING–100.00%	$2,464,876

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS A ($384,525 / 37,085 Shares)	$10.37

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS C ($10,407 / 1,005.5 Shares)	$10.35

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS I ($2,069,944 / 199,274 Shares)	$10.39

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,393,429
Undistributed net investment income	20,960
Accumulated net realized loss on investments	(1,050)
Net unrealized appreciation of investments and derivatives	51,537

Total net assets	$2,464,876

†	Non-income producing for the period.

«	Includes $4,600 cash and $7,251 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk Moderate Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$10.37
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.63

Offering price	$11.00

Presidential® Managed Risk Funds–19

Presidential® Managed Risk Moderate Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 E-mini S&P 500 Index	$99,361	$98,275	12/22/14	$(1,086)
2 Euro STOXX 50 Index	80,991	81,419	12/22/14	428

	$180,352			$(658)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–20

Presidential® Managed Risk Funds

Statements of Operations

Year Ended September 30, 2014

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*

INVESTMENT INCOME:
Dividends	$361,122	$463,054	$279,980	$198,546	$122,109	$47,704

EXPENSES:
Accounting and administration expenses	105,871	122,958	89,965	71,519	56,408	37,762
Management fees	64,273	80,723	49,386	34,104	20,123	7,933
Distribution fees-Class A	34,799	43,658	24,931	14,082	5,358	258
Distribution fees-Class C	59	60	60	62	63	47
Professional fees	27,042	29,841	23,892	22,435	20,012	19,558
Shareholder servicing fees	24,102	30,271	18,520	12,789	7,546	2,810
Registration fees	22,462	22,919	21,846	21,027	20,511	60,792
Transfer agent fees and expenses	20,390	20,371	20,370	20,370	20,370	16,277
Reports and statements to shareholders	14,013	16,008	12,229	10,022	8,315	8,719
Service fees	6,806	6,908	6,713	6,608	6,520	9,944
Consulting fees	4,603	4,613	4,282	4,055	3,875	3,850
Custodian fees	4,382	4,258	3,818	2,806	2,281	950
Trustees’ fees and expenses	317	384	251	159	106	30
Pricing fees	135	135	142	132	117	69
Other	3,774	4,374	3,578	2,933	2,466	1,931

	333,028	387,481	279,983	223,103	174,071	170,930
Less expenses reimbursed	(177,659)	(192,407)	(162,394)	(145,013)	(130,919)	(155,915)
Less management fees waived	(16,068)	(20,181)	(12,346)	(8,526)	(5,031)	(1,983)

Total operating expenses	139,301	174,893	105,243	69,564	38,121	13,032

NET INVESTMENT INCOME	221,821	288,161	174,737	128,982	83,988	34,672

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	186,955	107,993	287,544	30,059	17,941	2,156
Distributions from investment companies	2,993	3,248	1,852	850	202	463
Foreign currencies	(1,361)	(1,609)	(678)	(638)	(481)	(701)
Futures contracts	(175,139)	(239,470)	(174,007)	(148,014)	(95,345)	(3,677)

Net realized gain (loss)	13,448	(129,838)	114,711	(117,743)	(77,683)	(1,759)

Net change in unrealized appreciation (depreciation) of:
Investments	588,338	991,415	487,280	508,898	316,297	52,195
Foreign currencies	(340)	(338)	(265)	(158)	(137)	—
Futures contracts	18,768	27,295	16,416	14,824	11,637	(658)

Net change in unrealized appreciation (depreciation)	606,766	1,018,372	503,431	523,564	327,797	51,537

NET REALIZED AND UNREALIZED GAIN	620,214	888,534	618,142	405,821	250,114	49,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$842,035	$1,176,695	$792,879	$534,803	$334,102	$84,450

*Commenced operations on November 1, 2013.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–21

Presidential® Managed Risk Funds

Statements of Changes in Net Assets

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund

	Year Ended		Year Ended		Year Ended

	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$221,821	$150,727	$288,161	$153,798	$174,737	$111,416
Net realized gain (loss)	13,448	(194,155)	(129,838)	(238,148)	114,711	(180,600)
Net change in unrealized appreciation (depreciation)	606,766	743,154	1,018,372	945,529	503,431	776,593

Net increase in net assets resulting from operations	842,035	699,726	1,176,695	861,179	792,879	707,409

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(152,406)	(61,215)	(181,374)	(51,178)	(114,247)	(34,668)
Class C	(110)	(68)	(104)	(66)	(111)	(59)
Class I	(34,092)	(16,254)	(39,256)	(15,974)	(36,586)	(14,264)
Net realized gain:
Class A	—	(7,063)	—	(2,047)	—	—
Class C	—	(9)	—	(3)	—	—
Class I	—	(1,806)	—	(607)	—	—

	(186,608)	(86,415)	(220,734)	(69,875)	(150,944)	(48,991)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,980,100	9,861,129	6,613,992	11,058,811	2,766,401	8,668,391
Class I	18,328	94,267	242,100	598,671	77,068	213,227
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	152,406	68,278	181,374	53,225	114,247	34,668
Class C	110	77	104	68	111	59
Class I	34,092	18,060	39,256	16,581	36,586	14,264

	6,185,036	10,041,811	7,076,826	11,727,356	2,994,413	8,930,609

Cost of shares redeemed:
Class A	(3,797,591)	(3,212,244)	(2,988,453)	(1,420,273)	(2,411,387)	(1,833,667)
Class I	(2,400,786)	(257)	(2,562,714)	(89,557)	(2,465,791)	(583)

	(6,198,377)	(3,212,501)	(5,551,167)	(1,509,830)	(4,877,178)	(1,834,250)

Increase (decrease) in net assets derived from capital share transactions	(13,341)	6,829,310	1,525,659	10,217,526	(1,882,765)	7,096,359

NET INCREASE (DECREASE) IN NET ASSETS	642,086	7,442,621	2,481,620	11,008,830	(1,240,830)	7,754,777
NET ASSETS:
Beginning of year	15,167,309	7,724,688	17,569,578	6,560,748	11,890,383	4,135,606

End of year	$15,809,395	$15,167,309	$20,051,198	$17,569,578	$10,649,553	$11,890,383

Undistributed net investment income	$130,974	$98,197	$177,525	$113,332	$104,270	$82,946

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–22

Presidential® Managed Risk Funds

Statements of Changes in Net Assets (continued)

	Presidential®		Presidential®		Presidential®
	Managed Risk		Managed Risk		Managed Risk
	2040 Fund		2050 Fund		Moderate Fund

	Year Ended		Year Ended		11/1/13* to

	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$128,982	$78,527	$83,988	$57,372	$34,672
Net realized loss	(117,743)	(127,256)	(77,683)	(108,953)	(1,759)
Net change in unrealized appreciation (depreciation)	523,564	587,616	327,797	480,238	51,537

Net increase in net assets resulting from operations	534,803	538,887	334,102	428,657	84,450

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(65,529)	(18,624)	(27,610)	(11,206)	(61)
Class C	(121)	(67)	(142)	(91)	(56)
Class I	(40,979)	(15,985)	(45,178)	(21,965)	(12,906)
Net realized gain:
Class A	—	(252)	—	—	—
Class C	—	(1)	—	—	—
Class I	—	(202)	—	—	—

	(106,629)	(35,131)	(72,930)	(33,262)	(13,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	1,768,642	4,165,464	626,958	1,800,721	409,029
Class C	—	—	—	1	10,000
Class I	99,928	377,199	135,582	225,579	1,979,961
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	65,528	18,876	27,610	11,206	61
Class C	121	68	142	91	56
Class I	40,979	16,187	45,178	21,965	12,906

	1,975,198	4,577,794	835,470	2,059,563	2,412,013

Cost of shares redeemed:
Class A	(854,653)	(637,055)	(303,017)	(339,317)	(18,564)
Class I	(84,878)	(1,104)	(21,578)	(24,175)	—

	(939,531)	(638,159)	(324,595)	(363,492)	(18,564)

Increase in net assets derived from capital share transactions	1,035,667	3,939,635	510,875	1,696,071	2,393,449

NET INCREASE IN NET ASSETS	1,463,841	4,443,391	772,047	2,091,466	2,464,876
NET ASSETS:
Beginning of period	7,484,582	3,041,191	4,552,748	2,461,282	—

End of period	$8,948,423	$7,484,582	$5,324,795	$4,552,748	$2,464,876

Undistributed net investment income	$80,597	$60,009	$51,632	$41,757	$20,960

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–23

Presidential® Managed Risk 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class A
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.10	$10.58	$10.00

Income from investment operations:
Net investment income[2]	0.15	0.13	0.17
Net realized and unrealized gain	0.44	0.48	0.52

Total from investment operations	0.59	0.61	0.69

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.11)
Net realized gain	—	(0.01)	—

Total dividends and distributions	(0.13)	(0.09)	(0.11)

Net asset value, end of period	$11.56	$11.10	$10.58

Total return[3]	5.38%	5.78%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,677	$12,812	$5,592
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.11%	2.56%	5.41%
Ratio of net investment income to average net assets	1.35%	1.18%	1.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.14%	(0.48%)	(2.76%)
Portfolio turnover	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–24

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class C
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.07	$10.58	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.10	0.14
Net realized and unrealized gain	0.44	0.47	0.53

Total from investment operations	0.57	0.57	0.67

Less dividends and distributions from:
Net investment income	(0.11)	(0.07)	(0.09)
Net realized gain	—	(0.01)	—

Total dividends and distributions	(0.11)	(0.08)	(0.09)

Net asset value, end of period	$11.53	$11.07	$10.58

Total return[3]	5.16%	5.39%	6.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11	$11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.36%	2.81%	5.66%
Ratio of net investment income to average net assets	1.10%	0.93%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.11%)	(0.73%)	(3.01%)
Portfolio turnover	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–25

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class I
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.12	$10.58	$10.00

Income from investment operations:
Net investment income[2]	0.18	0.15	0.19
Net realized and unrealized gain	0.44	0.48	0.53

Total from investment operations	0.62	0.63	0.72

Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain	—	(0.01)	—

Total dividends and distributions	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$11.58	$11.12	$10.58

Total return[3]	5.64%	6.00%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120	$2,344	$2,122
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.86%	2.31%	5.16%
Ratio of net investment income to average net assets	1.60%	1.43%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.39%	(0.23%)	(2.51%)
Portfolio turnover	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–26

Presidential® Managed Risk 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class A
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.27	$10.57	$10.00

Income from investment operations:

Net investment income[2]	0.16	0.13	0.18
Net realized and unrealized gain	0.54	0.65	0.51

Total from investment operations	0.70	0.78	0.69

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.12)
Net realized gain	—	—[3]	—

Total dividends and distributions	(0.13)	(0.08)	(0.12)

Net asset value, end of period	$11.84	$11.27	$10.57

Total return[4]	6.23%	7.41%	6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,338	$14,747	$4,415
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.95%	2.56%	5.73%
Ratio of net investment income to average net assets	1.39%	1.22%	1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.34%	(0.44%)	(2.94%)
Portfolio turnover	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–27

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class C
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.25	$10.57	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.11	0.16
Net realized and unrealized gain	0.53	0.64	0.51

Total from investment operations	0.66	0.75	0.67

Less dividends and distributions from:
Net investment income	(0.10)	(0.07)	(0.10)
Net realized gain	—	—[3]	—

Total dividends and distributions	(0.10)	(0.07)	(0.10)

Net asset value, end of period	$11.81	$11.25	$10.57

Total return[4]	5.91%	7.12%	6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.20%	2.81%	5.98%
Ratio of net investment income to average net assets	1.14%	0.97%	1.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.09%	(0.69%)	(3.19%)
Portfolio turnover	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $3 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–28

Presidential® Managed Risk 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class I
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.29	$10.57	$10.00

Income from investment operations:
Net investment income[2]	0.19	0.16	0.20
Net realized and unrealized gain	0.54	0.64	0.51

Total from investment operations	0.73	0.80	0.71

Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain	—	—[3]	—

Total dividends and distributions	(0.16)	(0.08)	(0.14)

Net asset value, end of period	$11.86	$11.29	$10.57

Total return[4]	6.48%	7.64%	7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$701	$2,811	$2,135
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.70%	2.31%	5.48%
Ratio of net investment income to average net assets	1.64%	1.47%	2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.59%	(0.19%)	(2.69%)
Portfolio turnover	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $607 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–29

Presidential® Managed Risk 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class A
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.31	$10.51	$10.00

Income from investment operations:
Net investment income[2]	0.16	0.14	0.18
Net realized and unrealized gain	0.56	0.73	0.45

Total from investment operations	0.72	0.87	0.63

Less dividends and distributions from:
Net investment income	(0.14)	(0.07)	(0.12)

Total dividends and distributions	(0.14)	(0.07)	(0.12)

Net asset value, end of period	$11.89	$11.31	$10.51

Total return[3]	6.37%	8.30%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,324	$9,373	$2,015
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.32%	3.05%	6.90%
Ratio of net investment income to average net assets	1.37%	1.25%	1.94%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%)	(0.90%)	(4.11%)
Portfolio turnover	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–30

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class C
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.29	$10.50	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.11	0.16
Net realized and unrealized gain	0.55	0.74	0.44

Total from investment operations	0.68	0.85	0.60

Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	(0.10)

Total dividends and distributions	(0.11)	(0.06)	(0.10)

Net asset value, end of period	$11.86	$11.29	$10.50

Total return[3]	6.03%	8.12%	6.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11	$11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.57%	3.30%	7.15%
Ratio of net investment income to average net assets	1.12%	1.00%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.30%)	(1.15%)	(4.36%)
Portfolio turnover	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–31

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class I
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.33	$10.50	$10.00

Income from investment operations:
Net investment income[2]	0.19	0.16	0.20
Net realized and unrealized gain	0.56	0.74	0.45

Total from investment operations	0.75	0.90	0.65

Less dividends and distributions from:
Net investment income	(0.17)	(0.07)	(0.15)

Total dividends and distributions	(0.17)	(0.07)	(0.15)

Net asset value, end of period	$11.91	$11.33	$10.50

Total return[3]	6.61%	8.64%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$314	$2,506	$2,110
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.07%	2.80%	6.65%
Ratio of net investment income to average net assets	1.62%	1.50%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.20%	(0.65%)	(3.86%)
Portfolio turnover	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–32

Presidential® Managed Risk 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/14	9/30/13		9/30/12

Net asset value, beginning of period	$11.57	$10.54		$10.00

Income from investment operations:
Net investment income[2]	0.17	0.15		0.20
Net realized and unrealized gain	0.62	0.95		0.47

Total from investment operations	0.79	1.10		0.67

Less dividends and distributions from:
Net investment income	(0.15)	(0.07)		(0.13)
Net realized gain	—	—	[3]	—

Total dividends and distributions	(0.15)	(0.07)		(0.13)

Net asset value, end of period	$12.21	$11.57		$10.54

Total return[4]	6.83%	10.56%		6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,985	$4,729		$898
Ratio of expenses to average net assets[5]	0.90%	0.90%		0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.70%	3.96%		7.81%
Ratio of net investment income to average net assets	1.43%	1.35%		2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37% )	(1.71%	)	(4.89% )
Portfolio turnover	22%	26%		29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $252 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–33

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/14	9/30/13		9/30/12

Net asset value, beginning of period	$11.55	$10.54		$10.00

Income from investment operations:
Net investment income[2]	0.14	0.12		0.17
Net realized and unrealized gain	0.61	0.96		0.48

Total from investment operations	0.75	1.08		0.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.07)		(0.11)
Net realized gain	—	—	[3]	—

Total dividends and distributions	(0.12)	(0.07)		(0.11)

Net asset value, end of period	$12.18	$11.55		$10.54

Total return[4]	6.50%	10.28%		6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12		$11
Ratio of expenses to average net assets[5]	1.15%	1.15%		1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.95%	4.21%		8.06%
Ratio of net investment income to average net assets	1.18%	1.10%		1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.62% )	(1.96%	)	(5.14% )
Portfolio turnover	22%	26%		29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $1 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–34

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/14	9/30/13		9/30/12

Net asset value, beginning of period	$11.59	$10.54		$10.00

Income from investment operations:
Net investment income[2]	0.20	0.18		0.22
Net realized and unrealized gain	0.62	0.95		0.48

Total from investment operations	0.82	1.13		0.70

Less dividends and distributions from:
Net investment income	(0.18)	(0.08)		(0.16)
Net realized gain	—	—	[3]	—

Total dividends and distributions	(0.18)	(0.08)		(0.16)

Net asset value, end of period	$12.23	$11.59		$10.54

Total return[4]	7.08%	10.80%		7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,951	$2,744		$2,132
Ratio of expenses to average net assets[5]	0.65%	0.65%		0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.45%	3.71%		7.56%
Ratio of net investment income to average net assets	1.68%	1.60%		2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.12% )	(1.46%	)	(4.64% )
Portfolio turnover	22%	26%		29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $202 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–35

Presidential® Managed Risk 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class A
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.64	$10.46	$10.00

Income from investment operations:
Net investment income[2]	0.19	0.16	0.22
Net realized and unrealized gain	0.64	1.12	0.38

Total from investment operations	0.83	1.28	0.60

Less dividends and distributions from:
Net investment income	(0.17)	(0.10)	(0.14)

Total dividends and distributions	(0.17)	(0.10)	(0.14)

Net asset value, end of period	$12.30	$11.64	$10.46

Total return[3]	7.13%	12.31%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,336	$1,877	$266
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.60%	5.11%	8.34%
Ratio of net investment income to average net assets	1.53%	1.42%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.17% )	(2.79% )	(5.18% )
Portfolio turnover	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–36

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class C
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.61	$10.46	$10.00

Income from investment operations:
Net investment income[2]	0.16	0.13	0.19
Net realized and unrealized gain	0.64	1.11	0.39

Total from investment operations	0.80	1.24	0.58

Less dividends and distributions from:
Net investment income	(0.14)	(0.09)	(0.12)

Total dividends and distributions	(0.14)	(0.09)	(0.12)

Net asset value, end of period	$12.27	$11.61	$10.46

Total return[3]	6.90%	11.95%	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$10
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.85%	5.36%	8.59%
Ratio of net investment income to average net assets	1.28%	1.17%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.42% )	(3.04% )	(5.43% )
Portfolio turnover	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–37

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class I
			11/2/11[1]
	Year Ended		to
	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.66	$10.46	$10.00

Income from investment operations:
Net investment income[2]	0.22	0.18	0.24
Net realized and unrealized gain	0.64	1.13	0.38

Total from investment operations	0.86	1.31	0.62

Less dividends and distributions from:
Net investment income	(0.20)	(0.11)	(0.16)

Total dividends and distributions	(0.20)	(0.11)	(0.16)

Net asset value, end of period	$12.32	$11.66	$10.46

Total return[3]	7.38%	12.59%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,976	$2,664	$2,185
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.35%	4.86%	8.09%
Ratio of net investment income to average net assets	1.78%	1.67%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.92% )	(2.54% )	(4.93% )
Portfolio turnover	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–38

Presidential® Managed Risk Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

Presidential® Managed Risk Moderate Fund Class A 11/1/13[1] to 9/30/14

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain	0.28

Total from investment operations	0.43

Less dividends and distributions from:
Net investment income	(0.06)

Total dividends and distributions	(0.06)

Net asset value, end of period	$10.37

Total return[3]	4.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385
Ratio of expenses to average net assets[4]	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.85%
Ratio of net investment income to average net assets	1.52%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.44% )
Portfolio turnover	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–39

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period was as follows:

Presidential® Managed Risk Moderate Fund Class C 11/1/13[1] to 9/30//14

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.12
Net realized and unrealized gain	0.29

Total from investment operations	0.41

Less dividends and distributions from:
Net investment income	(0.06)

Total dividends and distributions	(0.06)

Net asset value, end of period	$10.35

Total return[3]	4.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets[4]	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	9.10%
Ratio of net investment income to average net assets	1.27%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.69% )
Portfolio turnover	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–40

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period was as follows:

Presidential® Managed Risk Moderate Fund Class I 11/1/13[1] to 9/30/14

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.17
Net realized and unrealized gain	0.29

Total from investment operations	0.46

Less dividends and distributions from:
Net investment income	(0.07)

Total dividends and distributions	(0.07)

Net asset value, end of period	$10.39

Total return[3]	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,070
Ratio of expenses to average net assets[4]	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.60%
Ratio of net investment income to average net assets	1.77%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.19% )
Portfolio turnover	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–41

Presidential® Managed Risk Funds

Notes to Financial Statements

September 30, 2014

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 6 series (Series). These financial statements and the related notes pertain to: Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (which commenced operations on November 1, 2013), (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50%, if redeemed during the first twelve months from the initial purchase. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through The Lincoln National Life Insurance Company (Lincoln Life) affiliates.

Each Fund invests a significant portion of its assets in investment companies, including Exchange-Traded Funds (ETFs) and mutual funds that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market securities, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and hedge overall equity market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund and Presidential® Managed Risk 2050 Fund are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund. The investment objective of the target-date funds is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

The investment objective of the Presidential® Managed Risk Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for the open tax years (September 30, 2012-September 30, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the statements of operations. During the year ended September 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds

Presidential® Managed Risk Funds–42

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the Presidential® Managed Risk Moderate Fund for the period November 1, 2013,* through September 30, 2014, or for the year ended September 30, 2014, for the remaining Funds.

*Commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through January 28, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I shares (0.75% for Class A shares and 1.00% for Class C shares). The agreement will continue at least through January 28, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administration and internal legal services, which are included in “Accounting and administration expenses” on the Statements of Operations. For the year ended September 30, 2014, fees for these administrative and legal services amounted as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Administration fees	$55,155	$68,368	$42,905	$28,726	$17,060	$5,782
Legal fees	16,327	20,164	12,700	8,471	5,053	1,628

Lincoln Life also performs daily trading operations. The cost of these services are included in “Accounting and administration expenses” on the Statements of Operations. For the year ended September 30, 2014, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Trading operation fees	$126	$160	$100	$66	$41	$17

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Class I shares.

Presidential® Managed Risk Funds–43

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the Plan Fee, the Funds may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Funds pay Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At September 30, 2014, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Expense reimbursement from LIAC	$9,138	$10,072	$7,937	$8,431	$7,771	$22,435
Management fees payable to LIAC	3,906	5,022	2,641	2,266	1,334	617
Distribution fees payable to LFD	3,232	4,041	2,138	1,275	493	85
Servicing fees payable to LRSC	1,953	2,511	1,320	1,133	667	308
Trading operation fees payable to Lincoln Life	9	12	7	5	4	2

Certain officers and trustees of the Funds are also officers or directors of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

At September 30, 2014, Lincoln Life directly owned the following percentages of the below Fund’s Class shares:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Class C	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Class I	9.77%	—	3.87%	85.26%	85.54%	100.00%

*Commencement of operations was November 1, 2013.

3. Investments

For the year ended September 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Purchases	$7,525,939	$8,681,179	$3,773,055	$2,742,100	$1,160,950	$2,650,154
Sales	7,766,247	7,404,384	5,794,964	1,775,916	825,120	334,150
At September 30, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund was as follows:
	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Cost of investments	$14,267,314	$17,902,933	$9,230,351	$7,693,975	$4,326,656	$2,396,912

Aggregate unrealized appreciation	$1,659,441	$2,272,479	$1,510,806	$1,325,658	$999,293	$75,029
Aggregate unrealized depreciation	(219,770)	(160,890)	(92,391)	(60,159)	(26,453)	(24,773)

Net unrealized appreciation	$1,439,671	$2,111,589	$1,418,415	$1,265,499	$972,840	$50,256

*Commencement of operations was November 1, 2013.

Presidential® Managed Risk Funds–44

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs.) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Investment Companies	$15,706,985	$20,014,522	$10,648,766	$8,959,474	$5,299,496	$2,447,168

Futures Contracts	$16,130	$22,177	$11,866	$11,190	$9,432	$(658)

There were no Level 3 investments at the beginning or end of the period.

During the year ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. For the Presidential® Managed Risk Moderate Fund, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments during the period November 1, 2013* through September 30, 2014. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

*Commencement of operations was November 1, 2013.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2014 and 2013 were as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Year ended September 30, 2014:
Ordinary income	$186,608	$220,734	$150,944	$106,629	$72,930	$13,023

Year ended September 30, 2013:
Ordinary income	$82,382	$67,917	$48,991	$34,679	$33,262
Long-term capital gains	4,033	1,958	—	452	—

Total	$86,415	$69,875	$48,991	$35,131	$33,262

*Commencement of operations was November 1, 2013.

Presidential® Managed Risk Funds–45

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

As of September 30, 2014, the components of net assets on a tax basis were as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Shares of beneficial interest	$14,306,415	$18,089,579	$9,204,931	$7,890,172	$4,561,819	$2,393,429
Undistributed ordinary income	236,572	245,899	163,645	80,597	51,632	23,299
Undistributed long-term capital gains	101,536	—	163,994	—	—	—
Capital loss carryforwards	—	—	—	(19,965)	(39,414)	—
Qualified late year capital losses deferred	—	—	—	(8,298)	(1,536)	(981)
Other temporary differences	(274,799)	(395,869)	(301,432)	(259,582)	(220,546)	(1,127)
Unrealized appreciation	1,439,671	2,111,589	1,418,415	1,265,499	972,840	50,256

Net assets	$15,809,395	$20,051,198	$10,649,553	$8,948,423	$5,324,795	$2,464,876

The differences between book basis and tax basis components of net assets are primarily attributable to the tax deferral of qualified late year capital losses and losses due to wash sales and straddles, partnership interest and mark-to-market of futures contracts.

Qualified late year losses represent losses realized on investment transactions from November 1, 2013 through September 30, 2014 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, partnership income, distributions received from the Underlying Funds and non-deductible expenses. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2014, the Funds recorded the following reclassifications:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Undistributed net investment income	$(2,436)	$(3,234)	$(2,469)	$(1,765)	$(1,183)	$(689)
Accumulated net realized loss	2,436	3,234	2,469	1,765	1,183	709
Paid-in capital	—	—	—	—	—	(20)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

In 2014, the Funds utilized capital loss carryforwards as follows:

	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$30,728	$15,051
Long-term	34,269	—
Loss incurred that will be carried forward under the Act are as follows:
	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$—	$11,096
Long-term	19,965	28,318

*Commencement of operations was November 1, 2013.

Presidential® Managed Risk Funds–46

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund
	Year Ended		Year Ended		Year Ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13
Shares sold:
Class A	522,252	913,631	564,080	1,014,513	235,006	800,430
Class I	1,530	8,519	20,803	53,367	6,533	18,913
Shares issued upon reinvestment of dividends and distributions:
Class A	13,547	6,496	15,730	5,059	9,840	3,311
Class C	10	7	9	6	9	6
Class I	3,030	1,718	3,405	1,576	3,151	1,362

	540,369	930,371	604,027	1,074,521	254,539	824,022

Shares redeemed:
Class A	(334,210)	(293,938)	(254,590)	(128,967)	(205,087)	(166,920)
Class I	(205,044)	(23)	(214,042)	(8,006)	(204,472)	(51)

	(539,254)	(293,961)	(468,632)	(136,973)	(409,559)	(166,971)

Net increase (decrease)	1,115	636,410	135,395	937,548	(155,020)	657,051

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund
	Year Ended		Year Ended		11/1/13* to
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14
Shares sold:
Class A	146,526	378,890	51,439	164,785	38,850
Class C	—	—	—	—	1,000
Class I	8,263	32,871	11,096	19,616	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	5,479	1,798	2,287	1,074	9
Class C	10	7	12	9	6
Class I	3,426	1,542	3,743	2,106	1,274

	163,704	415,108	68,577	187,590	239,139

Shares redeemed:
Class A	(70,547)	(57,270)	(25,029)	(29,947)	(1,774)
Class I	(7,109)	(95)	(1,769)	(2,094)	—

	(77,656)	(57,365)	(26,798)	(32,041)	(1,774)

Net increase	86,048	357,743	41,779	155,549	237,365

*Commencement of operations.

7. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value

Presidential® Managed Risk Funds–47

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2010 Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$10,497	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	7,572	Receivables and other assets net of liabilities	(1,939)

Total		$18,069		$(1,939)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$18,869	$15,828
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(194,008)	2,940

Total		$(175,139)	$18,768

Presidential® Managed Risk 2020 Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$13,997	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	10,817	Receivables and other assets net of liabilities	(2,637)

Total		$24,814		$(2,637)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$22,944	$21,993
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(262,414)	5,302

Total		$(239,470)	$27,295

Presidential® Managed Risk Funds–48

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Presidential® Managed Risk 2030 Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$6,998	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	6,491	Receivables and other assets net of liabilities	(1,623)

Total		$13,489		$(1,623)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,648	$14,995
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(178,655)	1,421

Total		$(174,007)	$16,416

Presidential® Managed Risk 2040 Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Liabilities net of receivables and other assets	$6,998	Liabilities net of receivables and other assets	$—
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	5,409	Liabilities net of receivables and other assets	(1,217)

Total		$12,407		$(1,217)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$7,185	$12,329
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(155,199)	2,495

Total		$(148,014)	$14,824

Presidential® Managed Risk Funds–49

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Presidential® Managed Risk 2050 Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$6,998	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	3,245	Receivables and other assets net of liabilities	(811)

Total		$10,243		$(811)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$12,765	$9,664
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(108,110)	1,973

Total		$(95,345)	$11,637

Presidential® Managed Risk Moderate Fund

Fair values of derivative instruments as of September 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$428	Receivables and other assets net of liabilities	$(1,086)

Total		$428		$(1,086)

The effect of derivative instruments on the Statement of Operations for the period November 1, 2013* through September 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,677)	$(658)

Presidential® Managed Risk Funds–50

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during year ended September 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended September 30, 2014.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
Presidential® Managed Risk 2010 Fund	$—	$1,601,773
Presidential® Managed Risk 2020 Fund	—	2,265,112
Presidential® Managed Risk 2030 Fund	—	1,425,022
Presidential® Managed Risk 2040 Fund	—	1,097,349
Presidential® Managed Risk 2050 Fund	—	764,037
Presidential® Managed Risk Moderate Fund*	89,311	8,845

*Commenced operations on November 1, 2013.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Presidential® Managed Risk Funds–51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Presidential® Managed Risk Funds

We have audited the accompanying statements of net assets of the Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (six of the series constituting Lincoln Advisors Trust) (the Trust) as of September 30, 2014, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund at September 30, 2014, the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

November 20, 2014

Philadelphia, Pennsylvania

Presidential® Managed Risk Funds–52

Presidential® Managed Risk Funds

Other Fund Information (unaudited)

Tax Information

For the fiscal year ended September 30, 2014, the Funds reported distributions paid during the year as follows:

	(A)
	Ordinary
	Income	Total
	Distributions	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	Dividends[1]
Presidential® Managed Risk 2010 Fund	100.00%	100.00%	$24,068
Presidential® Managed Risk 2020 Fund	100.00%	100.00%	$40,934
Presidential® Managed Risk 2030 Fund	100.00%	100.00%	$76,807
Presidential® Managed Risk 2040 Fund	100.00%	100.00%	$65,310
Presidential® Managed Risk 2050 Fund	100.00%	100.00%	$16,847
Presidential® Managed Risk Moderate Fund*	100.00%	100.00%	$4,632

*Commencement of operations was November 1, 2013.

(A) is based on a percentage of the Fund’s total distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Funds intend to pass through foreign tax credits in the maximum amount as follows:

Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
$5,134	$6,853	$5,420	$4,197	$3,333	$251

The gross foreign source income earned during the fiscal year 2014 by the Funds was as follows:

Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
$81,909	$99,523	$78,741	$55,808	$44,688	$4,060

Approval of Investment Management Agreement with LIAC

On August 27 and September 16, 2014, the Board of Trustees of Lincoln Advisors Trust (“LAT” or the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Investment Advisers Corporation (“LIAC”) (the “Advisory Agreement”) for the series of LAT (each, a “Fund” and collectively, the “Funds”).

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had met in executive session with their independent legal counsel and had requested and reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”), and Morningstar Associates, LLC (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Morningstar provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, management fees and operating expense ratio of each Fund to other funds, and information about estimated profitability and/or financial condition and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC provided materials in response. The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life employees to consider the renewal of the Advisory Agreement. The Independent Trustees were assisted in their evaluation of performance by the Investment Committee of the Board, which meets with LIAC quarterly and monitors investment performance. The Independent Trustees also received information from LIAC about the Funds throughout the year in connection with the regular quarterly Board meetings.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreement be renewed. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided to the Funds by LIAC, including LIAC personnel and resources. The Board reviewed the services provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding portfolio manager compensation, trading and brokerage practices, soft dollar usage, and compliance and regulatory matters. The Board also considered that certain Lincoln Life personnel would continue to provide services to the Funds on behalf of LIAC and that Lincoln Life provided

Presidential® Managed Risk Funds–53

Presidential® Managed Risk Funds

Other Fund Information (continued)

Approval of Investment Management Agreement with LIAC (continued)

administrative services to the Funds under a separate administration agreement. Based on this information, the Board concluded that the services provided by LIAC were satisfactory.

The Board considered that the Funds are managed with an actively-managed risk-management strategy using up to 20% of net assets and that at least 80% of each Fund’s net assets are invested in underlying funds. Each Fund sells short futures contracts on equity indices of domestic and foreign markets to decrease the Funds’ aggregate economic exposure to equities based on LIAC’s evaluation of market volatility and downside equity market risk. The short futures contracts will increase in value as equity markets decline. As part of its actively-managed risk-management strategy, the Presidential Managed Risk Moderate Fund may also periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. The Board considered that the risk-managed strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) by using hedging instruments (short positions in exchange-traded futures contracts). The Board considered that the Funds’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds.

Performance. The Board reviewed performance information provided by Morningstar as of June 30, 2014, for each Fund, other than the Presidential Managed Risk Moderate Fund (which commenced operations on November 1, 2013), compared to funds in a peer group of a Morningstar category (“Morningstar performance peer group”) and a benchmark index for the one-year period ended June 30, 2014. The Board also considered that the Morningstar performance peer group contained a limited number of funds implementing a risk managed investment strategy similar to that of the Funds.

The Board reviewed the Presidential Managed Risk Profile 2010 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2000-2010 Moderate funds category and a custom index (2010 Blended Risk Control composite). The Board noted that the Fund’s total return was below the median return of the Morningstar performance peer group and above the benchmark index for the one-year period. The Board reviewed the Fund’s standard deviation compared to the standard deviation of the median of the Fund’s peer group, and noted that the Fund’s standard deviation was consistent with LIAC’s expectations. The Board considered that the Fund had been managed to reduce equity market risk and that during periods of rising equity markets, the Fund would be expected to underperform peer funds that were not similarly risk managed. The Board noted LIAC’s statement that, given the risk management overlay, LIAC believes the Fund is performing as expected. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk Profile 2020 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2016-2020 Moderate funds category and a custom index (2020 Blended Risk Control composite). The Board noted that the Fund’s total return was below the median return of the Morningstar performance peer group and above the benchmark index for the one-year period. The Board reviewed the Fund’s standard deviation compared to the standard deviation of the median of the Fund’s peer group, and noted that the Fund’s standard deviation was consistent with LIAC’s expectations. The Board considered that the Fund had been managed to reduce equity market risk and that during periods of rising equity markets, the Fund would be expected to underperform peer funds that were not similarly risk managed. The Board noted LIAC’s statement that, given the risk management overlay, LIAC believes the Fund is performing as expected. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk Profile 2030 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2026-2030 Conservative funds category and a custom index (2030 Blended Risk Control composite). The Board noted that the Fund’s total return was below the median return of the Morningstar performance peer group and above the benchmark index for the one-year period. The Board reviewed the Fund’s standard deviation compared to the standard deviation of the median of the Fund’s peer group, and noted that the Fund’s standard deviation was consistent with LIAC’s expectations. The Board considered that the Fund had been managed to reduce equity market risk and that during periods of rising equity markets, the Fund would be expected to underperform peer funds that were not similarly risk managed. The Board noted LIAC’s statement that, given the risk management overlay, LIAC believes the Fund is performing as expected. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk Profile 2040 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2036-2040 Conservative funds category and a custom index (2040 Blended Risk Control composite). The Board noted that the Fund’s total return was below the median return of the Morningstar performance peer group and the benchmark index for the one-year period. The Board reviewed the Fund’s standard deviation compared to the standard deviation of the median of the Fund’s peer group, and noted that the Fund’s standard deviation was consistent with LIAC’s expectations. The Board considered that the Fund had been managed to reduce equity market risk and that during periods of rising equity markets, the Fund would be expected to underperform peer funds that were not similarly risk managed. The Board noted LIAC’s statement that, given the risk management overlay, LIAC believes the Fund is performing as expected. The Board concluded that the services provided by LIAC were satisfactory.

Presidential® Managed Risk Funds–54

Presidential® Managed Risk Funds

Other Fund Information (continued)

Approval of Investment Management Agreement with LIAC (continued)

The Board reviewed the Presidential Managed Risk Profile 2050 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2050+ Conservative funds category and a custom index (2050 Blended Risk Control composite). The Board noted that the Fund’s total return was below the median return of the Morningstar performance peer group and the benchmark index for the one-year period. The Board reviewed the Fund’s standard deviation compared to the standard deviation of the median of the Fund’s peer group, and noted that the Fund’s standard deviation was consistent with LIAC’s expectations. The Board considered that the Fund had been managed to reduce equity market risk and that during periods of rising equity markets, the Fund would be expected to underperform peer funds that were not similarly risk managed. The Board noted LIAC’s statement that, given the risk management overlay, LIAC believes the Fund is performing as expected. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk Moderate Fund’s total return and considered that since the Fund had commenced operations on November 1, 2013, Morningstar had not provided performance information for the one-year period ended June 30, 2014 compared to a performance peer group of funds included in the Moderate Allocation funds category or a custom index. The Board noted LIAC’s view that, given the risk management overlay, LIAC believes the Fund is performing as expected. Given the short time to evaluate actual operations, the Board concluded that the services provided by LIAC were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to funds in an expense peer group of a Morningstar expense category (“Morningstar expense peer group”) for each Fund. The Board noted that the investment management fees for each Fund were above the median investment management fee of the respective Morningstar expense peer group. The Board considered that total expenses, including acquired fund fees and expenses, were either at or above the median expense ratios of the respective Morningstar expense peer group. The Board considered that LIAC had implemented an advisory fee waiver and expense limitation through January 28, 2015. The Board considered information provided by LIAC on LIAC’s asset allocation services, whereby LIAC uses both proprietary and third-party research to allocate assets and select underlying funds based on the Fund of Funds’ investment strategy, the desired asset class exposures and the investment style and performance of the underlying funds. The Board also considered LIAC’s statement that the services provided by LIAC to the Funds of Funds are in addition to, and not duplicative of, the services provided by the investment advisers to the underlying funds. The Board concluded that each Fund’s investment management fee was reasonable in light of the nature, quality and extent of services provided by LIAC, including LIAC’s risk-management strategy.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the asset level in each Fund and that LIAC had implemented an expense limitation and an advisory fee waiver for the Presidential Managed Risk Moderate Fund and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the profitability analysis to LIAC with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LIAC in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Funds, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC as to any such benefits. The Funds pay 12b-1 fees to Lincoln Financial Distributors, Inc., an LIAC affiliate that is the principal underwriter and distributor for the Funds. Lincoln Retirement Plan Services provides recordkeeping and other administrative services to retirement plans and the participants in the plans that invest in the Funds, and receives shareholder servicing fees paid by the Funds. Lincoln Life serves as the administrator for the Funds, for which it is separately reimbursed.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

Presidential® Managed Risk Funds–55

Officer/Trustee Information for Lincoln Advisors Trust (unaudited)

				Number of
				Funds in
				Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

Daniel R. Hayes[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1957	Chairman, President and Trustee	Chairman, President and Trustee since June 2011	President, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly, Senior Vice President, Fidelity Investments	91	N/A

Steve A. Cobb[2] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1971	Trustee	Trustee since January 2013	Managing Director, CID Capital (private equity firm)	91	Formerly, Director of SPS Commerce (supply chain software provider)

Michael D. Coughlin 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1942	Trustee	Trustee since June 2011	Management Consultant, Owner of Coughlin Associates	91	Merrimack County Savings Bank; New Hampshire Mutual Bancorp, MHC

Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since June 2011	Retired; Formerly, State Representative, State of New Hampshire; Formerly, Executive Director, United Way of Merrimack County; Executive Vice President, Granite United Way	91	N/A

Gary D. Lemon, Ph.D 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since June 2011	Professor of Economics and Management, DePauw University; Formerly, James W. Emison Director of the Robert C. McDermond Center for Management and Entrepre-neurship	91	N/A

Thomas A. Leonard 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1949	Trustee	Trustee since December 2013	Retired; Formerly: Partner of PricewaterhouseCoopers LLP (accounting firm)	91	Copeland Capital Trust since 2010 (mutual fund); Formerly: WT Mutual Fund (2008-2011); AlphaOne Capital (2011-2013)

Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since June 2011	Managing Partner, Rath, Young and Pignatelli, P.C. (law firm)	91	Formerly: Associated Grocers of New England

Pamela L. Salaway 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1957	Trustee	Trustee since December 2013	Retired; Formerly: Chief Risk Officer, Bank of Montreal/Harris Financial Corp. U.S. Operations	91	N/A

Kenneth G. Stella[2] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; President Emeritus, Indiana Hospital Association; Formerly, President Indiana Hospital Association	91	St. Vincent Health

David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; Formerly, Director of Blue & Co., LLC. (accounting firm)	91	N/A

Presidential® Managed Risk Funds–56

Officer/Trustee Information for Lincoln Advisors Trust (continued)

Number of
Funds in
Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

Kevin J. Adamson[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Vice President	Vice President since June 2011	Vice President and Chief Operating Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly, Director of Funds Management, The Lincoln National Life Insurance Company	N/A	N/A

Delson R. Campbell[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1967	Vice President	Vice President since December 2012	Vice President, Lincoln Investment Advisors Corporation and The Lincoln National Life Insurance Company	N/A	N/A

Jeffrey D. Coutts[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since March 2012	Treasurer, Lincoln National Corporation; Director, Lincoln Investment Advisors Corporation; Senior Vice President and Treasurer, The Lincoln National Life Insurance Company; Formerly, Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Formerly, Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance Company	N/A	N/A

William P. Flory, Jr.[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Chief Accounting Officer and Vice President since June 2011	Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Vice President and Treasurer, Lincoln Investment Advisors Corporation; Formerly, Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance Company	N/A	N/A

Blake W. Martin[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1956	Vice President	Vice President since December 2012	Vice President, Lincoln Investment Advisors Corporation and The Lincoln National Life Insurance Company; Head of Corporate Tax, Lincoln National Corporation; Formerly, Independent Consultant and Managing Director at Smart Business Advisory and Consulting, LLC.	N/A	N/A

Patrick McAllister[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1958	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Investment Analytics, The Lincoln National Life Insurance Company; Formerly, Executive Director, Morgan Stanley	N/A	N/A

Harold Singleton III[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1962	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Head of Client Portfolio Management, The Lincoln National Life Insurance Company; Formerly, Managing Director, Pinebridge Investments	N/A	N/A

Presidential® Managed Risk Funds–57

Officer/Trustee Information for Lincoln Advisors Trust (continued)

Number of
Funds in
Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

David Weiss[1] One Granite Place, Concord, NH 03301 YOB: 1976	Vice President	Vice President since June 2011	Vice President and Chief Investment Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly, Director, Funds Management Research, The Lincoln National Life Insurance Company	N/A	N/A

John (Jack) A. Weston[1] One Granite Place, Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer since June 2011	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company	N/A	N/A

Jill R. Whitelaw, Esq.[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1963	Vice President, Secretary and Chief Legal Officer	Vice President and Chief Legal Officer since December 2012, Secretary since June 2011	Vice President and Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Vice President, Secretary and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly, Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch & Co.	N/A	N/A

Additional information on the officers and trustees can be found in the Statement of Additional Information (“SAI”) to the Trust’s prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC’s web site (http://www.sec.gov).

* The Trust Complex is comprised of the 85 Series of the Lincoln Variable Insurance Product Trust and the 6 Series of the Lincoln Advisors Trust.

1 All of the executive officers are “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of Lincoln Investment Advisors Corporation.

2 Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.

3 The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust’s officers are responsible for the Fund’s day-to-day operations.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Presidential® Managed Risk Funds–58

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas A. Leonard is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $97,200 for 2014 and $78,750 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2014 and $3,675 for 2013. This represents the review of the semi-annual financial statements.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2014 and $0 for 2013.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund

Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $635,648 for 2014 and $885,619 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Advisors Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	November 21, 2014

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	November 21, 2014

* Print the name and title of each signing officer under his or her signature.